Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Total	Share capital [Member]	Other equity instruments [Member]	Additional paid in capital [Member]	Accumulated deficit [Member]	Accumulated other comprehensive income [Member]
Balance at Dec. 31, 2012	$ 336,081	$ 733,385	$ 9,228	$ 6,384	$ (429,932)	$ 17,016
Balance (in shares) at Dec. 31, 2012		55,294,091
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares on exercise of stock options	741	$ 1,147	0	(406)	0	0
Issue of common shares on exercise of stock options (in shares)		111,986
Issue of common shares on exercise of share units	0	$ 10,599	(10,599)	0	0	0
Issue of common shares on exercise of share units (in shares)		609,200
Issue of common shares in connection with acquisition	24,091	$ 24,091	0	0	0	0
Issue of common shares in connection with acquisition (in shares)		718,485
Acquisition to be settled by issuance of common shares	3,285	$ 0	3,285	0	0	0
Issue of common shares on public offering	$ 152,340	152,340	0	0	0	0
Issue of common shares on public offering (in shares)	6,000,000
Share issue costs	$ (5,065)	(5,065)	0	0	0	0
Stock-based compensation	14,147	0	11,920	2,227	0	0
Net loss for the year	(185,410)	0	0	0	(185,410)	0
Other comprehensive loss	(17,308)	0	0	0	0	(17,308)
Balance at Dec. 31, 2013	322,902	$ 916,497	13,834	8,205	(615,342)	(292)
Balance (in shares) at Dec. 31, 2013		62,733,762
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares on exercise of stock options	242	$ 374	0	(132)	0	0
Issue of common shares on exercise of stock options (in shares)		43,071
Issue of common shares on exercise of share units	$ 0	$ 10,701	(10,701)	0	0	0
Issue of common shares on exercise of share units (in shares)	608,975
Issue of common shares in connection with acquisition	$ 0	$ 3,285	(3,285)	0	0	0
Issue of common shares in connection with acquisition (in shares)		94,914
Stock-based compensation	9,683	$ 0	7,919	1,764	0	0
Net loss for the year	(149,619)	0	0	0	(149,619)	0
Other comprehensive loss	(15,201)	0	0	0	0	(15,201)
Balance at Dec. 31, 2014	168,008	$ 930,857	7,767	9,837	(764,960)	(15,493)
Balance (in shares) at Dec. 31, 2014		63,480,722
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issue of common shares on exercise of stock options	1,162	$ 1,162	0	0	0	0
Issue of common shares on exercise of stock options (in shares)		325,073
Issue of common shares on exercise of share units	0	$ 5,010	(5,010)	0	0	0
Issue of common shares on exercise of share units (in shares)		575,024
Stock-based compensation	13,703	$ 0	13,703	0	0	0
Net loss for the year	(98,388)	0	0	0	(98,388)	0
Other comprehensive loss	(16,889)	0	0	0	0	(16,889)
Balance at Dec. 31, 2015	$ 67,596	$ 937,029	$ 16,460	$ 9,837	$ (863,348)	$ (32,382)
Balance (in shares) at Dec. 31, 2015		64,380,819